NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
NET REVENUES
Schedule of disaggregation of revenue streams by type of customers and nature of services offered

	Years Ended December 31,
	2023	2024	2025
Product Revenues	14,841,910	14,294,740	12,470,647
B2C Business	357,975	261,197	223,217
B2B Business	14,483,935	14,033,543	12,247,430
Service Revenues	106,219	106,509	85,376
MP Service	70,271	65,536	56,749
Other Services	35,948	40,973	28,627
Total	14,948,129	14,401,249	12,556,023

Schedule of movements of the accounts receivable and advances from customers

	Accounts	Advances from
	Receivable	Customers
Ending Balance as of December 31, 2023	536,823	124,995
Increase/(decrease), net	(123,722)	24,692
Ending Balance as of December 31, 2024	413,101	149,687
Increase/(decrease), net	(153,415)	(40,741)
Ending Balance as of December 31, 2025	259,686	108,946